INCOME TAXES, Income Tax Expense (Benefits) by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%	12.50%	12.50%
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ 164	$ 78	$ (44)
Deferred tax expense (benefit)	(4,296)	20,449	9,970
Total income tax expense (benefit)	$ (4,132)	20,527	9,926
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%
Corporation tax rate on non-trading income	25.00%
Ireland [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ 0	0	0
Deferred tax expense (benefit)	(4,296)	21,359	9,865
Luxembourg [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	1	55	44
Australia [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	139	0	(138)
Deferred tax expense (benefit)	0	(910)	105
Other [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ 24	$ 23	$ 50